OTHER CURRENT ASSETS	12 Months Ended
Sep. 30, 2023
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

NOTE 5 – OTHER CURRENT ASSETS

Other current assets consisted of the following:

	As of	As of
	September 30, 2023	September 30, 2022
Prepaid expense	$39,083	$88,727
Other receivables	247,481	1,470,447
Total other current assets	$286,564	$1,559,174